PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS - Changes in amount net of liability (asset) of defined benefit, net (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Balance at the beginning of the year		R$ 1,003,035	R$ 765,655
Expenses		109,683	85,853
Sponsor contributions		25,332	19,119
Amounts recognized in OCI		555,441	(147,882)
Distribution of reserves		39,568	22,764
Balance at the end of the year		571,513	1,003,035
Actuarial assets per balance sheet	[1]	(157,046)	(74,048)
Actuarial assets per balance sheet		157,046	74,048
Actuarial liabilities per balance sheet		728,559	1,077,083
Actuarial liabilities per balance sheet		728,559	1,077,083
Defined benefit plans other than multi-employer plans, state plans and plans that share risks between entities under common control [member]
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Balance at the beginning of the year		5,971	64,725
Expenses		2,108	7,650
Sponsor contributions		9,588	10,108
Amounts recognized in OCI		129,951	79,060
Distribution of reserves		39,568	22,764
Balance at the end of the year		(91,892)	5,971
Actuarial assets per balance sheet		157,046	74,048
Actuarial liabilities per balance sheet		65,154	80,019
Post-retirement health plans
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Balance at the beginning of the year		997,064	700,930
Expenses		107,575	78,203
Sponsor contributions		15,744	9,011
Amounts recognized in OCI		425,490	(226,942)
Distribution of reserves		0	0
Balance at the end of the year		663,405	997,064
Actuarial assets per balance sheet		0	0
Actuarial liabilities per balance sheet		663,405	997,064
Actuarial liabilities per balance sheet		R$ 1,548,742	R$ 1,917,650

[1]	On December 31, 2024 and 2023, it includes the amounts of R$153,714 and R$69,015, respectively, referring to the distribution of the PBS-A surplus.